CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK, TEKNE SUBORDINATED CONVERTIBLE NOTE AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Total		Convertible Preferred Stock [Member]	Tekne Subordinated Convertible Note [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at the beginning (in shares) at Dec. 31, 2023	[1]			2,388,905
Balance at the beginning at Dec. 31, 2023	[1]			$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1]					184,843
Balance at the beginning at Dec. 31, 2023	[1]	$ (32,545,921)				$ 18		$ 64,744,912		$ (97,290,851)
Issuance of Common Stock (in shares)	[1]					8,017
Issuance of Common Stock		200,000				$ 1	[1]	199,999	[1]
Common stock issued for services, shares	[1]					2,506
Common stock issued for services		1						1	[1]
Issuance of Common Stock to extinguish debt		25,051,755				$ 385	[1]	25,051,370	[1]
Issuance of Common Stock to extinguish debt, shares	[1]					3,854,689
Stock-based compensation		1,866,095						1,866,095	[1]
Net loss		$ (34,515,754)								(34,515,754)
Balance at the ending (in shares) at Dec. 31, 2024		2,388,905		2,388,905
Balance at the ending at Dec. 31, 2024		$ 23,889,050	[2]	$ 23,889,050
Balance at the ending (in shares) at Dec. 31, 2024	[1],[3]					4,062,974
Balance at the ending at Dec. 31, 2024		(37,836,506)				$ 406	[1],[3]	93,969,693	[1]	(131,806,605)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities, (in shares)				(2,388,905)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities		10,398,050		$ (23,889,050)						10,398,050
Contributions from related party		110,000						110,000
Deemed dividend in connection with modification of pre-funded warrants		(936)						(936)
Issuance of Common Stock to extinguish debt		4,390,251				$ 312	[3]	4,389,939
Issuance of Common Stock to extinguish debt, shares	[3]					3,116,457
Shares issued in connection with exercise of warrants, Shares	[3]					2,606,875
Shares issued in connection with exercise of warrants		934				$ 261	[3]	673
Deemed dividend in connection with extinguishment of preferred stock through issuance of warrants		0
Stock-based compensation		571,708						571,708
Net loss		(16,611,425)								(16,611,425)
Balance at the ending (in shares) at Mar. 31, 2025				0
Balance at the ending at Mar. 31, 2025				$ 0
Balance at the ending (in shares) at Mar. 31, 2025	[3]					9,786,306
Balance at the ending at Mar. 31, 2025		$ (38,977,924)				$ 979	[3]	99,041,077		(138,019,980)
Balance at the beginning (in shares) at Dec. 31, 2024		2,388,905		2,388,905
Balance at the beginning at Dec. 31, 2024		$ 23,889,050	[2]	$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2024	[1],[3]					4,062,974
Balance at the beginning at Dec. 31, 2024		(37,836,506)				$ 406	[1],[3]	93,969,693	[1]	(131,806,605)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities, (in shares)				(2,388,905)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities		10,398,050		$ (23,889,050)						10,398,050
Contributions from related party		110,000						110,000	[1]
Deemed dividend in connection with modification of pre-funded warrants		(936)						(936)	[1]
Common stock issued for services, shares	[1]					1,128,505
Common stock issued for services		599,827				$ 113	[1]	599,714	[1]
Issuance of Common Stock to extinguish debt		26,654,008				$ 2,279	[1]	26,651,729	[1]
Issuance of Common Stock to extinguish debt, shares	[1]					22,781,307
Issuance of Common Stock in connection with the 2025 Offering, net of offering costs including fair value of the 2025 Offering Placement Agent Warrants, shares	[1]					6,487,683
Issuance of Common Stock in connection with the 2025 Offering, net of offering costs including fair value of the 2025 Offering Placement Agent Warrants		(1,247,251)				$ 649	[1]	(1,247,900)	[1]
Shares issued in connection with exercise of warrants, Shares	[1]					38,212,949
Shares issued in connection with exercise of warrants		34,373,943				$ 3,821	[1]	34,370,122	[1]
Stock-based compensation		1,768,775						1,768,775	[1]
Net loss		$ (79,071,276)								(79,071,276)
Balance at the ending (in shares) at Dec. 31, 2025		2,188,905		0
Balance at the ending at Dec. 31, 2025		$ 0	[2]	$ 0
Balance at the ending (in shares) at Dec. 31, 2025	[1],[3]					92,816,561
Balance at the ending at Dec. 31, 2025		(15,182,173)				$ 9,282	[1],[3]	185,288,376	[1]	(200,479,831)	$ 0
Issuance of Common Stock (in shares)	[3]					11,019,981
Issuance of Common Stock		2,150,836				$ 1,102	[3]	2,149,734
Common stock issued for services, shares	[3]					67,577
Common stock issued for services		58,983				$ 7	[3]	58,976
Issuance of Common Stock to extinguish debt		403,313				$ 45	[3]	403,268
Issuance of Common Stock to extinguish debt, shares	[3]					446,614
Unsold common stock issued under the SEPA						$ 330	[3]	(330)
Unsold common stock issued under the SEPA shares	[3]					3,300,000
Issuance of Common Stock in connection with the 2025 Offering, net of offering costs including fair value of the 2025 Offering Placement Agent Warrants, shares	[3]					11,699,226
Issuance of Common Stock in connection with the 2025 Offering, net of offering costs including fair value of the 2025 Offering Placement Agent Warrants		185,018				$ 1,170	[3]	183,848
Shares issued in connection with exercise of warrants, Shares	[3]					35,238,467
Shares issued in connection with exercise of warrants		3,066,783				$ 3,523	[3]	3,063,260
Extinguishment of preferred stock through issuance of warrants		8,923,438						8,923,438
Deemed dividend in connection with extinguishment of preferred stock through issuance of warrants		(474,058)						474,058
Temporary equity, Issuance of Tekne Subordinated Convertible Note					$ 928,000
Premium on issuance of Lyocon Convertible Notes		172,000						172,000
Gain on extinguishment of Orbit Preferred Obligation in excess of derivative liability fair value, recognized as a capital contribution (related party)		784,807						784,807
Reclassification of Derivative Liability in Connection With Amendment to Orbit Preferred Obligation		2,505,010						2,505,010
Stock-based compensation		11,186						11,186
Foreign currency translation adjustments		26,423									26,423
Defined benefit pension plan adjustments		904									904
Net loss		(459,898)								(459,898)
Balance at the ending (in shares) at Mar. 31, 2026				0
Balance at the ending at Mar. 31, 2026		928,000		$ 0	$ 928,000
Balance at the ending (in shares) at Mar. 31, 2026	[3]					154,588,426
Balance at the ending at Mar. 31, 2026		$ 2,172,572				$ 15,459	[3]	$ 203,069,515		$ (200,939,729)	$ 27,327

[1]	Amounts for the periods presented have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.
[2]	As of December 31, 2025, the value of the convertible preferred stock is presented within preferred stock liability. For additional information, see Note 10.
[3]	Amounts for 2025 have been adjusted to reflect the 1-for-4.99 February 2026 Reverse Stock Split, as defined and further described in Note 2.